united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Rich Malinowski

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Annual Report

September 30, 2019

Absolute Capital Asset Allocator Fund

Class A Shares (AAMAX)

Institutional Class Shares (AAMIX)

Investor Class Shares (AAMCX)

Absolute Capital Defender Fund

Class A Shares (ACMAX)

Institutional Class Shares (ACMIX)

Investor Class Shares (ACMDX)

1-877-594-1249

www.abscapfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.abscapfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

We are pleased to present the Annual Shareholder Report for the Absolute Capital Asset Allocator Fund and the Absolute Capital Defender Fund for the fiscal year ended September 30, 2019.

Over the one-year rolling period ended September 30, 2019, the market has continued to face many uncertainties. The Federal Reserve has been lowering rates, unemployment has continued to decline, there have been geopolitical trade concerns and the market has become the longest running bull market of all time.

Our opinion has been and continues to be that the risks in the market and the chances of a recession have been rising and that volatility will remain at elevated levels in the near term. Absolute Capital’s tactical management strategies will continue to monitor such market conditions and position the portfolios accordingly.

Absolute Capital Asset Allocator Fund

For the rolling one-year period ended September 30, 2019, the Fund’s Load Waived Class A Share returned -2.81% and for the rolling three-year period the Fund’s Load Waived Class A Share returned 4.96% on an annualized basis against the Morningstar Tactical Allocation Category of -0.35% on a one-year basis and 4.55% on a three-year annualized basis.

Absolute Capital Defender Fund

For the rolling one-year period ended September 30, 2019, the Fund’s Load Waived Class A Share returned -3.18% and for the rolling three-year period the Fund’s Load Waived Class A Share returned 3.75% on an annualized basis against the Morningstar Tactical Allocation Category of -0.35% on a one-year basis and 4.55% on a three-year annualized basis.

Thank you for investing with Absolute Capital Management. We look forward to continuing to navigate your investments through changing market conditions.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The maximum sales load for class A shares is 5.75%. For performance information current to the most recent month-end, please call toll-free 877-594-1249.

The benchmark referenced is for informational purposes only and are not reflective of any investment. As it is not possible to invest in the benchmark, the data shown does not reflect or compare features of an actual investment, such as its objectives, costs and expenses, liquidity, safety, guarantees or insurance, fluctuation of principal or return, or tax features. Past performance is no guarantee of future results.

Morningstar Tactical Allocation Category

Tactical Allocation portfolios seek to provide capital appreciation and income by actively shifting allocations across investments. These portfolios have material shifts across equity regions, and bond sectors on a frequent basis. To qualify for the tactical allocation category, the fund must have minimum exposures of 10% in bonds and 20% in equity. Next, the fund must historically demonstrate material shifts in sector or regional allocations either through a gradual shift over three years or through a series of material shifts on a quarterly basis. Within a three-year period, typically the average quarterly changes between equity regions and bond sectors exceeds 15% or the difference between the maximum and minimum exposure to a single equity region or bond sector exceeds 50%.

Views expressed in this letter are subject to change at any time based upon market or other conditions.

These views may not be relied upon as investment advice.

3824-NLD-10/30/2019

Absolute Capital Asset Allocator Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmarks:

		Annualized
			Since Inception
	One Year	Three Year	December 18, 2015
Absolute Capital Asset Allocator Fund - Class A	(2.73)%	4.96%	4.35%
Absolute Capital Asset Allocator Fund - Class A with load **	(8.32)%	2.91%	2.73%
Absolute Capital Asset Allocator Fund - Institutional Class	(2.81)%	4.96%	4.35%
Absolute Capital Asset Allocator Fund - Investor Class	(3.44)%	4.23%	3.64%
S&P 500 Total Return Index ***	4.25%	13.39%	13.29%
Barclays Aggregate Bond Index ****	10.30%	2.92%	3.77%
MSCI EAFE Index *****	(1.34)%	6.48%	6.07%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 2.67%, 2.43%, and 3.43% for Class A, Institutional Class, and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2019. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Comparison of Change in Value of a $10,000 Investment

Since Inception December 18, 2015 through September 30, 2019

******	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment as of September 30, 2019	% of Net Assets
Exchange Traded Funds:
Equity Funds	62.4%
Debt Funds	31.1%
Commodity Fund	4.8%
Other Assets Less Liabilities	1.7%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Defender Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the periods ended September 30, 2019, compared to its benchmarks:

		Annualized
			Since Inception
	One Year	Three Year	December 18, 2015
Absolute Capital Defender Fund - Class A	(3.18)%	3.75%	2.58%
Absolute Capital Defender Fund - Class A with load **	(8.75)%	1.72%	0.98%
Absolute Capital Defender Fund - Institutional Class	(3.18)%	3.74%	2.57%
Absolute Capital Defender Fund - Investor Class	(4.01)%	2.95%	1.82%
S&P 500 Total Return Index ***	4.25%	13.39%	13.29%
Barclays Aggregate Bond Index ****	10.30%	2.92%	3.77%
MSCI EAFE Index *****	(1.34)%	6.48%	6.07%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual fund operating expense ratio, gross of fee waivers or expense reimbursements are 2.76%, 2.51%, and 3.51% for Class A, Institutional Class and Investor Class, respectively per the Fund’s Prospectus dated February 1, 2019. For performance information current to the most recent month-end, please call 1-877-594-1249.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

****	Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. Investment grade, fixed rate bond market securities, including government agency, corporate and mortgage-backed securities. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

*****	MSCI EAFE Index is an unmanaged market capitalization-weighted index designed to represent the performance of developed stock markets outside the United States and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Comparison of Change in Value of a $10,000 Investment

Since Inception December 18, 2015 through September 30, 2019

******	Initial investment has been adjusted for the maximum sales charge 5.75%.

Holdings by type of investment as of September 30, 2019	% of Net Assets
Exchange Traded Funds:
Equity Funds	48.3%
Debt Funds	36.8%
Commodity Fund	4.1%
Other Assets Less Liabilities	10.8%
100.0%

Please refer to the Portfolio of Investments that follows in this annual report for a detailed listing of the Fund’s holdings.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 98.3%
	COMMODITY FUND - 4.8%
65,000	SPDR Gold Minishares ETF *	$955,500

	DEBT FUNDS - 31.1%
9,700	iShares 20+ Year Treasury Bond ETF	1,387,876
11,600	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,478,768
11,900	iShares Short-Term Corporate Bond ETF	638,673
15,800	Janus Henderson Short Duration Income ETF	790,474
63,500	VanEck Vectors Fallen Angel High Yield Bond ETF	1,861,820
		6,157,611
	EQUITY FUNDS - 62.4%
19,900	Consumer Staples Select Sector SPDR Fund	1,222,258
6,600	Invesco QQQ Trust Series 1	1,246,146
13,000	iShares MSCI EAFE ETF	847,730
6,600	iShares Russell Mid-Cap Growth ETF	932,910
25,400	Schwab US Dividend Equity ETF	1,391,412
18,900	Vanguard Dividend Appreciation ETF	2,260,062
18,800	Vanguard Real Estate ETF	1,753,100
5,500	Vanguard S&P 500 ETF	1,499,300
8,300	Vanguard Utilities ETF	1,192,295
		12,345,213

	TOTAL EXCHANGE TRADED FUNDS (Cost - $18,714,209)	19,458,324

	TOTAL INVESTMENTS - 98.3% (Cost - $18,714,209)	$19,458,324
	OTHER ASSETS LESS LIABILITIES - 1.7%	344,397
	NET ASSETS - 100.0%	$19,802,721

ETF	Exchange Traded Fund

*	Non-Income Producing Security

See accompanying notes to financial statements.

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 89.2%
	COMMODITY FUND - 4.1%
52,000	SPDR Gold Minishares ETF *	$764,400

	DEBT FUNDS - 36.8%
10,700	iShares 20+ Year Treasury Bond ETF	1,530,956
12,800	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,631,744
26,600	iShares Short-Term Corporate Bond ETF	1,427,622
10,000	Janus Henderson Short Duration Income ETF	500,300
58,800	VanEck Vectors Fallen Angel High Yield Bond ETF	1,724,016
		6,814,638
	EQUITY FUNDS - 48.3%
12,000	Consumer Staples Select Sector SPDR Fund	737,040
4,700	Invesco QQQ Trust Series 1	887,407
5,800	iShares Russell Mid-Cap Growth ETF	819,830
15,300	Schwab US Dividend Equity ETF	838,134
13,600	Vanguard Dividend Appreciation ETF	1,626,288
16,500	Vanguard Real Estate ETF	1,538,625
5,100	Vanguard S&P 500 ETF	1,390,260
7,800	Vanguard Utilities ETF	1,120,470
		8,958,054

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,839,731)	16,537,092

	TOTAL INVESTMENTS - 89.2% (Cost - $15,839,731)	$16,537,092
	OTHER ASSETS LESS LIABILITIES - 10.8%	1,996,024
	NET ASSETS - 100.0%	$18,533,116

ETF	Exchange Traded Fund

*	Non-Income Producing Security

See accompanying notes to financial statements.

Absolute Funds
Statements Of Assets and Liabilities
September 30, 2019

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
ASSETS
Investment securities, at cost	$18,714,209	$15,839,731
Investment securities, at value	$19,458,324	$16,537,092
Cash and cash equivalents	367,739	2,010,541
Receivable for Fund shares sold	447	46
Dividends and interest receivable	19,760	18,921
Prepaid expenses and other assets	9,549	17,186
TOTAL ASSETS	19,855,819	18,583,786

LIABILITIES
Fund shares redeemed	5,200	1,165
Payable to Advisor	11,762	7,023
Distribution fees (12b-1) payable	11,665	8,461
Audit Fee	15,618	15,618
Legal Fee	1,125	4,349
Payable to Related Parties	7,606	9,789
Accrued expenses and other liabilities	122	4,265
TOTAL LIABILITIES	53,098	50,670
NET ASSETS	$19,802,721	$18,533,116

Net Assets Consist Of:
Paid in capital	$19,664,339	$18,702,609
Accumulated earnings/(losses)	138,382	(169,493)
NET ASSETS	$19,802,721	$18,533,116

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$8,139,777	$11,049,610
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	814,615	1,110,681
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.99	$9.95
Maximum offering price per share (maximum sales charge of 5.75%)	$10.60	$10.56

Institutional Class Shares:
Net Assets	$11.76	$11.01
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1.18	1.11
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.99	$9.95

Investor Class Shares:
Net Assets	$11,662,932	$7,483,495
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,197,999	772,071
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.74	$9.69

(a)	NAV may not recalculate due to rounding of shares

See accompanying notes to financial statements.

Absolute Funds
Statements of Operations
For the Year Ended September 30, 2019

	Absolute Capital Asset	Absolute Capital
	Allocator Fund	Defender Fund
INVESTMENT INCOME
Dividends*	$375,274	$336,680
Interest	18,714	27,216
TOTAL INVESTMENT INCOME	393,988	363,896

EXPENSES
Investment advisory fees	161,142	158,676
Distribution (12b-1) fees:
Class A	7,794	20,785
Investor Class	129,968	75,538
Administrative services fees	29,070	30,029
Transfer agent fees	27,990	27,990
Accounting services fees	24,609	25,568
Registration fees	27,512	24,933
Audit fees	15,232	15,232
Trustees fees and expenses	17,923	21,513
Compliance officer fees	14,967	9,008
Printing and postage expenses	10,378	9,418
Legal fees	12,282	14,283
Third party administrative servicing fees	4,176	2,066
Custodian fees	5,196	5,196
Insurance expense	405	20
TOTAL EXPENSES	488,644	440,255

Less: Fees waived/expenses reimbursed by the Advisor	(76,779)	(74,016)
NET EXPENSES	411,865	366,239

NET INVESTMENT LOSS	(17,877)	(2,343)

REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized loss from investments	(593,688)	(866,854)
Net change in unrealized appreciation of investments	92,431	312,162
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(501,257)	(554,692)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(519,134)	$(557,035)

*	Includes withholding tax of $505 and $303, respectively.

See accompanying notes to financial statements.

Absolute Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Absolute Capital Asset Allocator Fund		Absolute Capital Defender Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment loss	$(17,877)	$(112,374)	$(2,343)	$(72,246)
Distributions received from underlying investment companies	—	14,787	—	7,610
Net realized gain/(loss) from investments	(593,688)	1,644,623	(866,854)	1,032,890
Net change in unrealized appreciation/(depreciation) on investments	92,431	(470,892)	312,162	(252,502)
Net increase/(decrease) in net assets resulting from operations	(519,134)	1,076,144	(557,035)	715,752

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	—	(111,476)	—	(163,833)
Institutional Class	—	— (a)	—	— (a)
Investor Class	—	(521,391)	—	(195,698)
Total distributions paid*
Class A	(196,571)	—	(486,581)	—
Institutional Class	(1)	—	(1)	—
Investor Class	(1,350,592)	—	(481,289)	—
Net decrease in net assets from distributions to shareholders	(1,547,164)	(632,867)	(967,871)	(359,531)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold
Class A	7,194,080	558,315	6,445,722	3,244,924
Investor Class	2,579,578	2,205,992	1,996,250	3,121,582
Net asset value of shares issued in reinvestment of distributions:
Class A	194,967	108,103	472,137	153,813
Institutional Class	1	— (a)	1	— (a)
Investor Class	1,349,027	520,285	478,594	194,957
Payments for shares redeemed
Class A	(1,073,517)	(1,737,701)	(2,665,800)	(2,517,161)
Investor Class	(4,455,335)	(3,234,418)	(1,945,489)	(2,462,150)
Net increase/(decrease) in net assets from capital share transactions	5,788,801	(1,579,424)	4,781,415	1,735,965

TOTAL INCREASE/(DECREASE) IN NET ASSETS	3,722,503	(1,136,147)	3,256,509	2,092,186

NET ASSETS
Beginning of Year	16,080,218	17,216,365	15,276,607	13,184,421
End of Year **	$19,802,721	$16,080,218	$18,533,116	$15,276,607

*	Distributions from net investment income and net realized capital gains are combined for the year ended September 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes undistributed net investment income of $0 and $0, respectively, as of September 30, 2018.

CAPITAL SHARE ACTIVITY
Class A
Shares Sold	725,128	50,072	647,775	301,486
Shares Reinvested	20,964	9,757	50,067	14,429
Shares Redeemed	(108,647)	(155,711)	(273,688)	(234,311)
Net increase/(decrease) in shares outstanding	637,445	(95,882)	424,154	81,604

Institutional Class
Shares Reinvested	— (b)	— (b)	— (b)	— (b)
Net increase in shares outstanding	—	—	—	—

Investor Class
Shares Sold	261,596	197,934	203,812	295,354
Shares Reinvested	148,082	47,471	51,796	18,497
Shares Redeemed	(456,329)	(289,935)	(201,411)	(228,922)
Net increase/(decrease) in shares outstanding	(46,651)	(44,530)	54,197	84,929

(a)	Distributions/Reinvestment were less than $1.

(b)	Distributions/Reinvestment were less than 1 share.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Period

	Absolute Capital Asset Allocator Fund
	Class A
					Period Ended
	Year Ended	Year Ended		Year Ended	September 30,
	September 30, 2019	September 30, 2018		September 30, 2017	2016 (1)

Net Asset Value, Beginning of Period	$11.47	$11.10		$10.16	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.06	(0.00	) (9)	0.06	0.04
Net realized and unrealized gain/(loss) on investments	(0.45)	0.78		1.03	0.12
Total from investment operations	(0.39)	0.78		1.09	0.16
Less distributions from:
Net investment income	—	—		(0.04)	—
Net realized gains	(1.09)	(0.41)		(0.11)	—
Total distributions	(1.09)	(0.41)		(0.15)	—
Net Asset Value, End of Period	$9.99	$11.47		$11.10	$10.16
Total Return (3)	(2.73)%	7.19%		10.89%	1.60	% (4)
Net Assets, At End of Period (000s)	$8,140	$2,033		$3,031	$2,243
Ratio of gross expenses to average net assets (5,7)	2.43%	2.43%		2.43%	4.47	% (6)
Ratio of net expenses to average net assets (7)	1.95%	1.95%		1.95%	1.95	% (6)
Ratio of net investment income/(loss) to average net assets (7,8)	0.49%	(0.04)%		0.57%	0.47	% (6)
Portfolio Turnover Rate	179%	217%		144%	52	% (4)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income/(loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Period

	Absolute Capital Asset Allocator Fund
	Institutional Class
				Period Ended
	Year Ended	Year Ended	Year Ended	September 30,
	September 30, 2019	September 30, 2018	September 30, 2017	2016 (1)

Net Asset Value, Beginning of Period	$11.48	$11.10	$10.16	$10.00
Activity from investment operations:
Net investment income (2)	0.23	0.20	0.07	0.02
Net realized and unrealized gain/(loss) on investments	(0.63)	0.59	1.02	0.14
Total from investment operations	(0.40)	0.79	1.09	0.16
Less distributions from:
Net investment income	—	—	(0.04)	—
Net realized gains	(1.09)	(0.41)	(0.11)	—
Total distributions	(1.09)	(0.41)	(0.15)	—
Net Asset Value, End of Period	$9.99	$11.48	$11.10	$10.16
Total Return (3)	(2.81)%	7.29%	10.89%	1.60	% (4)
Net Assets, At End of Period (5)	$11.76	$12.09	$11.27	$10.16
Ratio of gross expenses to average net assets (6,8)	2.18%	2.19%	1.70%	4.22	% (7)
Ratio of net expenses to average net assets (8)	1.70%	1.70%	1.70%	1.70	% (7)
Ratio of net investment income to average net assets (8,9)	0.74%	0.21%	0.65%	0.27	% (7)
Portfolio Turnover Rate	179%	217%	144%	52	% (4)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Not annualized.

(5)	Actual net asset amount.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Period

	Absolute Capital Asset Allocator Fund
	Investor Class
				Period Ended
	Year Ended	Year Ended	Year Ended	September 30,
	September 30, 2019	September 30, 2018	September 30, 2017	2016 (1)

Net Asset Value, Beginning of Period	$11.29	$11.00	$10.11	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)	(0.09)	(0.02)	(0.00	) (3)
Net realized and unrealized gain/(loss) on investments	(0.43)	0.79	1.03	0.11
Total from investment operations	(0.46)	0.70	1.01	0.11
Less distributions from:
Net investment income	—	—	(0.01)	—
Net realized gains	(1.09)	(0.41)	(0.11)	—
Total distributions	(1.09)	(0.41)	(0.12)	—
Net Asset Value, End of Period	$9.74	$11.29	$11.00	$10.11
Total Return (4)	(3.44)%	6.51%	10.09%	1.10	% (5)
Net Assets, At End of Period (000s)	$11,663	$14,047	$14,186	$8,083
Ratio of gross expenses to average net assets (6,8)	3.18%	3.19%	3.15%	5.22	% (7)
Ratio of net expenses to average net assets (8)	2.70%	2.70%	2.70%	2.70	% (7)
Ratio of net investment income/(loss) to average net assets (8,9)	(0.26)%	(0.79)%	(0.16)%	0.01	% (7)
Portfolio Turnover Rate	179%	217%	144%	52	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Period

	Absolute Capital Defender Fund
	Class A
				Period Ended
	Year Ended	Year Ended	Year Ended	September 30,
	September 30, 2019	September 30, 2018	September 30, 2017	2016 (1)

Net Asset Value, Beginning of Period	$10.97	$10.70	$9.86	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.03	(0.01)	0.05	0.04
Net realized and unrealized gain/(loss) on investments	(0.41)	0.56	0.89	(0.18	) (3)
Total from investment operations	(0.38)	0.55	0.94	(0.14)
Less distributions from:
Net investment income	—	—	(0.05)	—
Net realized gains	(0.64)	(0.28)	(0.05)	—
Total distributions	(0.64)	(0.28)	(0.10)	—
Net Asset Value, End of Period	$9.95	$10.97	$10.70	$9.86
Total Return (4)	(3.18)%	5.23%	9.59%	(1.40	)% (5)
Net Assets, At End of Period (000s)	$11,050	$7,533	$6,473	$3,252
Ratio of gross expenses to average net assets (6,8)	2.42%	2.53%	2.98%	7.04	% (7)
Ratio of net expenses to average net assets (8)	1.95%	1.95%	1.95%	1.95	% (7)
Ratio of net investment income/(loss) to average net assets (8,9)	0.34%	(0.07)%	0.52%	0.57	% (7)
Portfolio Turnover Rate	179%	249%	152%	47	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	The ratios of expenses to average net assets and net investment income/(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Period

	Absolute Capital Defender Fund
	Institutional Class
				Period Ended
	Year Ended	Year Ended	Year Ended	September 30,
	September 30, 2019	September 30, 2018	September 30, 2017	2016 (1)

Net Asset Value, Beginning of Period	$10.97	$10.70	$9.86	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.21	0.19	0.05	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.59)	0.36	0.89	(0.12	) (3)
Total from investment operations	(0.38)	0.55	0.94	(0.14)
Less distributions from:
Net investment income	—	—	(0.05)	—
Net realized gains	(0.64)	(0.28)	(0.05)	—
Total distributions	(0.64)	(0.28)	(0.10)	—
Net Asset Value, End of Period	$9.95	$10.97	$10.70	$9.86
Total Return (4)	(3.18)%	5.23%	9.59%	(1.40	)% (5)
Net Assets, At End of Period (6)	$11.01	$11.38	$10.81	$9.86
Ratio of gross expenses to average net assets (7,9)	2.17%	2.28%	1.70%	6.79	% (8)
Ratio of net expenses to average net assets (9)	1.70%	1.70%	1.70%	1.70	% (8)
Ratio of net investment income/(loss) to average net assets (9,10)	0.59%	0.17%	0.47%	(0.29	)% (8)
Portfolio Turnover Rate	179%	249%	152%	47	% (5)

(1)	The Fund commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(4)	Total returns shown exclude the effect of applicable sales charges.

(5)	Not annualized.

(6)	Actual net asset amount.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Capital Stock Outstanding Throughout each Period

	Absolute Capital Defender Fund
	Investor Class
				Period Ended
	Year Ended	Year Ended	Year Ended	September 30,
	September 30, 2019	September 30, 2018	September 30, 2017	2016 (1)

Net Asset Value, Beginning of Period	$10.79	$10.60	$9.81	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)	(0.09)	(0.02)	(0.00	) (3)
Net realized and unrealized gain/(loss) on investments	(0.42)	0.56	0.87	(0.19	) (4)
Total from investment operations	(0.46)	0.47	0.85	(0.19)
Less distributions from:
Net investment income	—	—	(0.01)	—
Net realized gains	(0.64)	(0.28)	(0.05)	—
Total distributions	(0.64)	(0.28)	(0.06)	—
Net Asset Value, End of Period	$9.69	$10.79	$10.60	$9.81
Total Return (5)	(4.01)%	4.51%	8.78%	(1.90	)% (6)
Net Assets, At End of Period (000s)	$7,483	$7,744	$6,711	$3,407
Ratio of gross expenses to average net assets (7,9)	3.17%	3.28%	3.74%	7.79	% (8)
Ratio of net expenses to average net assets (9)	2.70%	2.70%	2.70%	2.70	% (8)
Ratio of net investment loss to average net assets (9,10)	(0.41)%	(0.83)%	(0.24)%	(0.03	)% (8)
Portfolio Turnover Rate	179%	249%	152%	47	% (6)

(1)	The Funds commenced operations on December 18, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01.

(4)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Total returns shown exclude the effect of applicable sales charges.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(8)	Annualized.

(9)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Funds invest.

(10)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.	ORGANIZATION

Absolute Capital Asset Allocator Fund (the “Allocator Fund”) and the Absolute Capital Defender Fund (the “Defender Fund”), comprising the Absolute Funds (each a “Fund” and collectively, the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of each of the Allocator Fund and the Defender Fund is to seek long-term capital appreciation. The Funds commenced operations on December 18, 2015.

Each Fund offers Class A, Institutional Class, and Investor Class shares. Institutional Class shares are not currently available for sale. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each share class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to any distribution and/or shareholder servicing plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Each Fund may hold securities, such as private investments, interest in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Funds’ investments measured at fair value:

Allocator Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$19,458,324	$—	$—	$19,458,324
Total Investments	$19,458,324	$—	$—	$19,458,324

Defender Fund

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$16,537,092	$—	$—	$16,537,092
Total Investments	$16,537,092	$—	$—	$16,537,092

*	Refer to the Portfolios of Investments for classification.

The Funds did not hold any Level 3 securities during the year ended September 30, 2019.

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – Each Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of index fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represents a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax periods ended September 30, 2016-September 30, 2018, or expected to be taken in each Fund’s September 30, 2019 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in prior years), and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Cash and cash equivalents – The Funds consider their investment in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2019, the aggregate purchases and sales of investments (excluding short-term investments) were:

	Allocator Fund	Defender Fund
Purchases	$30,644,522	$25,676,253
Sales	$24,748,916	$22,190,255

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in a Fund. Each Fund is not intended to be a complete investment program. Many factors affect each Fund’s net asset value and performance.

●	Emerging Market Risk: The Underlying Funds in which the Funds invest may invest in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Funds may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to meet cash obligations or take advantage of other investment opportunities.

●	Exchange Traded Notes: Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

●	Management Risk: The net asset value of the Funds change daily based on the performance of the securities and derivatives in which they invest. The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Funds invest (long or short) may prove to be incorrect and may not produce the desired results.

●	Market Risk: The net asset value of the Funds will fluctuate based on changes in the value of the securities and derivatives in which the Funds invest. The Funds invest in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

●	Underlying Funds Risk: The Funds invest in Underlying Funds. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to a Fund’s direct fees and expenses. When the Funds invest in Underlying Funds that use margin, leverage, short sales and other forms of financial derivatives, such as options and futures, an investment in a Fund may be more volatile than investments in other mutual funds. Short sales are speculative investments and will cause the Funds to lose money if the value of a security sold short by a Fund, or an Underlying Fund in which the Fund invests, does not go down as the adviser expects.

●	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Funds’ returns, unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Funds’ realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Absolute Capital Management, LLC serves as each Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets and is computed at the annual rate of 1.00%. Pursuant to the advisory agreement, the Allocator Fund and Defender Fund accrued $161,142 and $158,676, respectively, in advisory fees for the year ended September 30, 2019.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with each Fund under which it has agreed to waive and/or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of borrowing costs such as interest and dividend expense, front end or contingent deferred loads, taxes, brokerage fees and commissions, Acquired Fund Fees and Expenses, taxes, and extraordinary expenses) to not more than 1.95%, 1.70% and 2.70% for Class A, Institutional Class and Investor Class, respectively, of the average daily net assets of each Fund through January 31, 2020. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2019, the Advisor waived fees and/or reimbursed expenses in the amount of $76,779 and $74,016 for the Allocator Fund and Defender Fund, respectively, pursuant to the Waiver Agreement. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

	Allocator Fund	Defender Fund
2020	$72,440	$104,261
2021	$81,211	$87,290
2022	$76,779	$74,016

As of September 30, 2019, $107,416 and $114,536 of previously waived fees expired unrecouped for the Allocator Fund and the Defender Fund, respectively.

The Board, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25%, and 1.00% of the average daily net assets attributable to Class A and Investor Class shares, respectively. The fee is paid to Northern Lights Distributors, LLC (“NLD” or the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. For the year ended September 30, 2019, pursuant to the Plans, Allocator Fund Class A and Investor Class paid $7,794 and $129,968, respectively. Defender Fund Class A and Investor Class paid $20,785 and $75,538, respectively.

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

The Distributor acts as each Fund’s principal underwriter in the continuous public offering of the Funds’ Class A, Institutional Class, and Investor Class shares. During the year ended September 30, 2019, the Distributor received $287 and $0 in underwriting commissions for sales of Class A for the Allocator Fund and Defender Fund, respectively, of which $37 and $0 was retained by the principal underwriter.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Allocator Fund	$18,714,209	$773,041	$(28,926)	$744,115
Defender Fund	15,839,731	719,930	(22,569)	697,361

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Funds’ distributions paid for the fiscal years ended September 30, 2019 and September 30, 2018 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2019	Income	Capital Gains	Capital	Total
Allocator Fund	$361,342	$1,185,822	$—	$1,547,164
Defender Fund	124,082	843,789	—	967,871

For fiscal year ended	Ordinary	Long-Term	Return of
9/30/2018	Income	Capital Gains	Capital	Total
Allocator Fund	$366,966	$265,901	$—	$632,867
Defender Fund	263,715	95,816	—	359,531

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Net Investment	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Losses)
Allocator Fund	—	—	(605,733)	—	—	744,115	138,382
Defender Fund	—	—	(866,854)	—	—	697,361	(169,493)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Losses
Allocator Fund	$12,045

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows.

Post October
Losses
Allocator Fund	$593,688
Defender Fund	866,854

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and capital gains distributions resulted in reclassifications for the Funds for the fiscal year ended September 30, 2019 as follows:

	Paid In	Accumulated
	Capital	Earnings/Losses
Allocator Fund	$(6,046)	$6,046
Defender Fund	(2,582)	2,582

Absolute Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of September 30, 2019, beneficial ownership in excess of 25% is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Allocator Fund	National Financial Services LLC	43%
	Matrix Trust Company	27%
Defender Fund	National Financial Services LLC	38%

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Funds have adopted this amendment early. In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund and Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund (the “Funds”), each a series of Northern Lights Fund Trust III, as of September 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 29, 2019

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4538 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Absolute Funds
EXPENSE EXAMPLES (Unaudited)
September 30, 2019

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including sales loads; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Absolute Capital Asset Allocator Fund or Absolute Capital Defender Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads, or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before
			Actual		expenses)
		Beginning
	Fund’s	Account	Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Value	Account Value	During Period *	Account Value	During *
	Expense Ratio	4/1/2019	9/30/2019	4/1/19-9/30/19	9/30/2019	4/1/19-9/30/19
Class A:
Absolute Capital Asset Allocator Fund	1.95%	$1,000.00	$1,020.40	$9.88	$1,015.29	$9.85
Absolute Capital Defender Fund	1.95%	$1,000.00	$1,015.30	$9.85	$1,015.29	$9.85
Institutional Class:
Absolute Capital Asset Allocator Fund	1.70%	$1,000.00	$1,020.40	$8.61	$1,016.55	$8.59
Absolute Capital Defender Fund	1.70%	$1,000.00	$1,015.30	$8.59	$1,016.55	$8.59
Investor Class:
Absolute Capital Asset Allocator Fund	2.70%	$1,000.00	$1,016.70	$13.65	$1,011.53	$13.62
Absolute Capital Defender Fund	2.70%	$1,000.00	$1,011.50	$13.61	$1,011.53	$13.62

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Shareholder Voting Results

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Renewal of Advisory Agreement – Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund*

In connection with a meeting held on August 28-29, 2019, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Absolute Capital Management, LLC (“Absolute”) and the Trust, with respect to the Absolute Capital Asset Allocator Fund (“Asset Allocator”) and Absolute Capital Defender Fund (“Capital Defender”) (collectively the “Absolute Funds”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Absolute Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board observed that Absolute was founded in 2000, provided turn-key money management programs to its clients, and managed approximately $262 million in assets. The Board noted that Absolute’s key investment personnel had many years of experience in the financial industry and had built a strategy based on research, security selection and allocation through various market environments. The Board discussed Absolute’s risk management and compliance programs, noting that Absolute’s portfolio manager monitored investments on a daily basis and reviewed monthly compliance checklists and reports to determine any potential exceptions to investment policies or restrictions. The Board commented that Absolute attempted to manage portfolio risk by reallocating assets among securities and asset classes during changing economic and market conditions. The Board observed that the Absolute monitored the Absolute Funds for investment diversification, concentration, liquidity and collateral. The Board noted that Absolute replaced its chief compliance officer in March 2019 and observed that Absolute reported no material compliance issues of note since the most recent renewal of the Advisory Agreement. The Board determined that Absolute was focused on providing an active, risk-averse management style to the Absolute Funds and had sufficient resources to support the Absolute Funds. The Board concluded that Absolute had provided high quality services to the Absolute Funds and their shareholders.

Performance.

Asset Allocator—The Board noted that Asset Allocator had positive returns for the 1-year, 3-year and since inception periods, but had trailed the S&P 500 Index across all periods. The Board noted that Asset Allocator outperformed its Morningstar category and peer group over the 1-year and 3-year periods. The Board noted Asset Allocator’s smaller size in comparison to its peers. It discussed Absolute’s position that comparing Asset Allocator to the

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2019

S&P 500 was inapt because Asset Allocator did not have 100% equity exposure and could take defensive positions. The Board observed that Absolute was managing Asset Allocator’s portfolio as it was intended by the Asset Allocator’s stated strategy. The Board concluded that Absolute had provided reasonable results for Asset Allocator and its shareholders.

Capital Defender—The Board discussed that Capital Defender had positive returns for the 1-year, 3-year and since inception periods, but had trailed the S&P 500 Index, its Morningstar category and its peer group across all periods. The Board noted that Absolute believed Capital Defender’s performance was in line with its peer group when taking into account its overall size and history and that Capital Defender was more conservative in nature. The Board commented that Absolute had actively managed Capital Defender to mitigate risk. The Board concluded that Absolute had provided reasonable results for Capital Defender and its shareholders.

Fees and Expenses. The Board commented that Asset Allocator and Capital Defender were in the same Morningstar category and had identical peer groups. The Board recognized that the 1.00% advisory fee for each Absolute Fund was equal to the peer group median but higher than the Morningstar category average and median. The Board discussed that the 1.70% net expense ratio for each Absolute Fund was higher than the peer group and Morningstar category averages and medians, but well below the highs of each. The Board recalled its discussion with Absolute that the Absolute Funds were smaller than the funds in their peer group and Morningstar category, which impacted their expense ratios. Given these considerations, the Board concluded that Absolute’s advisory fee for each Absolute Fund was not unreasonable.

Economies of Scale. The Board discussed the size of each Absolute Fund and its prospects for growth, concluding Absolute had not achieved meaningful economies necessitating the establishment of breakpoints. The Board noted Absolute was willing to discuss the implementation of breakpoints as the assets of each Absolute Fund grew and Absolute achieved material economies of scale related to its operations. The Board agreed to monitor and revisit this issue at the appropriate time.

Profitability. The Board reviewed Absolute’s profitability analysis in connection with the advisory services provided to each Absolute Fund and noted that Absolute was managing each Absolute Fund at a reasonable profit. The Board concluded that Absolute’s profits from either Asset Allocator or Capital Defender were not excessive.

Conclusion. Having requested and reviewed such information from Absolute as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board concluded that Absolute’s advisory fee charged to each Absolute Fund was not unreasonable and that renewal of the Advisory Agreement was in the best interests of each Absolute Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President- Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-2015).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014).	2	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2019, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/19-NLFT III-v2

Absolute Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC.
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-594-1249.

9/30/19-NLFT III-v2

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR
Absolute Capital Management, LLC
101 Pennsylvania Blvd.
Pittsburgh, PA 15228

ADMINISTRATOR
Gemini Fund Services, LLC
17645 Wright Street, Ste. 200
Omaha, NE 68130

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2019 – $27,000

2018 – $27,000

2017 – $26,000

2016 – $26,000

(b)	Audit-Related Fees

2019 – None

2018 – None

2017 – None

2016 – None

(c)	Tax Fees

2019 – $6,000

2018 – $6,000

2017 – $6,000

2016 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2019 – None

2018 – None

2017 – None

2016 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2016   2017   2018   2019

Audit-Related Fees:            0.00% 0.00% 0.00% 0.00%

Tax Fees:           0.00% 0.00% 0.00% 0.00%

All Other Fees:            0.00% 0.00% 0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2019 – $6,000

2018 – $6,000

2017 – $6,000

2016 – $5,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, President/Principal Executive Officer

Date 12/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, President/Principal Executive Officer

Date 12/6/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Treasurer/Principal Financial Officer

Date 12/6/19